Investment Objectives and Goals - Defender Risk Adaptive 500 ETF	Apr. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defender Risk Adaptive 500 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defender Risk Adaptive 500 ETF (the “Fund”) seeks long-term capital appreciation.